FINANCIAL INSTRUMENTS AND FAIR VALUE DISCLOSURES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended
	May 16, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event [Member]	Apr. 09, 2012 Warrant [Member]	Apr. 02, 2013 Surrender Of Existing Warrants [Member]	Oct. 24, 2013 Surrender Of Existing Warrants [Member] Subsequent Event [Member]	Dec. 31, 2010 Investment Bank of Greece [Member] 7% Notes [Member]	Dec. 31, 2009 Investment Bank of Greece [Member] 7% Notes [Member]
Convertible Debt, Fair Value Disclosures		$ 17,400	$ 18,400		$ 17,400
Maximum Warrants To Purchase Common Shares										7,500	27,778
Maximum Warrants To Purchase Common Shares Exercise Price Per Share										$ 45.00
Unrealized Gain (Loss) on Derivatives			296	264
Warrants Related to advisory services, Number of Warrants authorized	111,112	83,334			50,000			258,667	226,473
Warrants Related to advisory services Warrants Strike Price Per Share	$ 2.25	$ 3.75			$ 3.75			$ 0.174
Warrants Related to advisory services Warrants Contractual Term		10 years			10 years					10 years
Warrants Related to advisory services Fair Value		509					1,000
Derivative financial instruments		767	471		767	41,344
Issuance Of Common Shares Exchange Amount	$ 250,000